DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax assets	$ 293	$ 120
Tax carryforward amount	28,700
Deferred tax asset	53,129	38,894
Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax asset	(8,590)	$ (4,408)
Telecom Argentina | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	15,765
Telecom Argentina | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	12,525
Inter Radios | Tax Year 2015
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	6
Inter Radios | Tax Year 2017
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	2
Inter Radios | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	2
Adesol | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 400